Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	IDEANOMICS, INC.
Entity Central Index Key	0000837852
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false